Quarterly Consolidated Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Consolidated Financial Data
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)

	Quarter ended
(in millions, except per share amounts)	December 31	September 30	June 30	March 31
2013
PG&E CORPORATION
Operating revenues	$3,975	$4,175	$3,776	$3,672
Operating income	333	291	636	502
Income tax (benefit) provision	25	(24)	153	114
Net income	90	164	332	242
Income available for common shareholders	86	161	328	239
Comprehensive income	210	165	352	252
Net earnings per common share, basic	0.19	0.36	0.74	0.55
Net earnings per common share, diluted	0.19	0.36	0.74	0.55
Common stock price per share:
High	42.75	46.37	48.44	44.53
Low	40.07	40.76	43.59	40.47
UTILITY
Operating revenues	$3,973	$4,174	$3,775	$3,671
Operating income	360	292	635	503
Income tax (benefit) provision	65	(20)	160	121
Net income	138	162	329	237
Income available for common stock	134	159	325	234
Comprehensive income	231	166	333	242

2012
PG&E CORPORATION
Operating revenues	$3,830	$3,976	$3,593	$3,641
Operating income	125	614	467	487
Income tax (benefit) provision	(54)	100	87	104
Net income (loss)	(9)	364	239	236
Income (loss) available for common shareholders	(13)	361	235	233
Comprehensive income	77	372	247	246
Net earnings (loss) per common share, basic	(0.03)	0.84	0.56	0.56
Net earnings (loss) per common share, diluted	(0.03)	0.84	0.55	0.56
Common stock price per share:
High	43.48	46.51	45.20	43.72
Low	39.71	42.41	42.04	40.16
UTILITY
Operating revenues	$3,829	$3,974	$3,592	$3,640
Operating income	127	613	467	488
Net income	13	340	227	231
Income tax provision	(30)	122	93	113
Income available for common stock	9	337	223	228
Comprehensive income	96	348	235	241

The Utility recorded a charge to net income of $196 million in the third quarter of 2013 and $353 million during the fourth quarter 2012, for disallowed capital expenditures associated with the Utility's pipeline safety enhancement plan.  See Note 14 of the Notes to the Consolidated Financial Statements.

The Utility recorded a provision of $110 million and $80 million in the third quarter 2013 and in the second quarter 2012, respectively, for estimated third-party claims related to the San Bruno accident.  During the second quarter 2013 and third quarter 2013, the Utility recognized $45 million and $25 million, respectively, for insurance claims.  During the first quarter 2012, second quarter of 2012, third quarter of 2012, and fourth quarter 2012 the Utility recognized $11 million, $25 million, $99 million, and $50 million, respectively, for insurance recoveries.  See Note 14 of the Notes to the Consolidated Financial Statements.